Other Comprehensive Income (Loss), Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in unrealized holding gain (loss) on available-for-sale investments, Before Tax	$ 1,029,000,000	$ 1,963,000,000	$ 909,000,000
Change in unrealized holding gain (loss) on available-for-sale investments, Tax	(359,000,000)	(687,000,000)	(318,000,000)
Change in unrealized holding gain (loss) on available-for-sale investments, Net of Tax	670,000,000	1,276,000,000	591,000,000
Less: adjustment for (gain) loss on available-for-sale investments included in net income, Before Tax	(142,000,000)	(146,000,000)	(187,000,000)
Less: adjustment for (gain) loss on available-for-sale investments included in net income, Tax	49,000,000	51,000,000	66,000,000
Less: adjustment for (gain) loss on available-for-sale investments included in net income, Net of Tax	(93,000,000)	(95,000,000)	(121,000,000)
Less: adjustment for (gain) loss on deferred tax asset valuation allowance included in net income, Tax	(41,000,000)	(26,000,000)	(11,000,000)
Less: adjustment for (gain) loss on deferred tax asset valuation allowance included in net income, Net of Tax	(41,000,000)	(26,000,000)	(11,000,000)
Change in unrealized holding gain (loss) on derivatives, Before Tax	(589,000,000)	(166,000,000)	12,000,000
Change in unrealized holding gain (loss) on derivatives, Tax	160,000,000	76,000,000	8,000,000
Change in unrealized holding gain (loss) on derivatives, Net of Tax	(429,000,000)	(90,000,000)	20,000,000
Less: adjustment for (gain) loss on derivatives included in net income, Before Tax	13,000,000	30,000,000	78,000,000
Less: adjustment for (gain) loss on derivatives included in net income, Tax	(11,000,000)	(29,000,000)	(13,000,000)
Less: adjustment for (gain) loss on derivatives included in net income, Net of Tax	2,000,000	1,000,000	65,000,000
Change in prior service costs, Before Tax	(42,000,000)	17,000,000	(4,000,000)
Change in prior service costs, Tax	5,000,000	(2,000,000)	1,000,000
Change in prior service costs, Net of Tax	(37,000,000)	15,000,000	(3,000,000)
Less: adjustment for amortization of prior service costs, Before Tax	6,000,000	4,000,000	5,000,000
Less: adjustment for amortization of prior service costs, Tax	(2,000,000)	(1,000,000)	(2,000,000)
Less: adjustment for amortization of prior service costs, Net of Tax	4,000,000	3,000,000	3,000,000
Change in actuarial valuation, Before Tax	(433,000,000)	725,000,000	(321,000,000)
Change in actuarial valuation, Tax	3,000,000	(275,000,000)	91,000,000
Change in actuarial valuation, Net of Tax	(430,000,000)	450,000,000	(230,000,000)
Less: adjustment for amortization of actuarial (gain) loss, Before Tax	37,000,000	101,000,000	90,000,000
Less: adjustment for amortization of actuarial (gain) loss, Tax	(9,000,000)	(31,000,000)	(32,000,000)
Less: adjustment for amortization of actuarial (gain) loss, Net of Tax	28,000,000	70,000,000	58,000,000
Change in net foreign currency translation adjustment, Before Tax	(275,000,000)	45,000,000	12,000,000
Change in net foreign currency translation adjustment, Tax	24,000,000	(7,000,000)	(2,000,000)
Change in net foreign currency translation adjustment, Net of Tax	(251,000,000)	38,000,000	10,000,000
Total other comprehensive income (loss), Before Tax	(396,000,000)	2,573,000,000	594,000,000
Total other comprehensive income (loss), Tax	(181,000,000)	(931,000,000)	(212,000,000)
Other comprehensive income (loss)	(577,000,000)	1,642,000,000	382,000,000
Other Comprehensive Income (Loss), Pension And Other Postretirement Benefit Plans, Increase In Actuarial Loss Arising During Period, Before Tax	1,400,000,000
Other Comprehensive Income (Loss), Pension And Other Postretirement Benefit Plans, Decrease In Actuarial Loss Arising During Period, Before Tax	1,000,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	666,000,000	1,243,000,000	(399,000,000)
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(310,000,000)	2,584,000,000
Amounts Reclassified Out Of Accumulated Other Comprehensive Income (Loss), before Tax	(86,000,000)	(11,000,000)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	8,000,000
Defined Benefit Plan, Amortization of Net Gains (Losses)	57,000,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(336,000,000)
Unrealized holding gains (losses) on available-for-sale investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total other comprehensive income (loss), Tax	(310,000,000)	(636,000,000)
Other comprehensive income (loss)	577,000,000	1,181,000,000
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment Including Other Than Temporary Impairments, Net of Tax	2,459,000,000	1,882,000,000	701,000,000
Other Comprehensive Income (Loss), before Reclassifications, before Tax	1,029,000,000	1,963,000,000
Amounts Reclassified Out Of Accumulated Other Comprehensive Income (Loss), before Tax	(142,000,000)	(146,000,000)
Deferred Tax Asset Valuation Allowance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total other comprehensive income (loss), Tax	(41,000,000)	(26,000,000)
Other comprehensive income (loss)	(41,000,000)	(26,000,000)
Accumulated Other Comprehensive Income Loss Net Change In Deferred Tax Asset Valuation Allowance	26,000,000	67,000,000	93,000,000
Other Comprehensive Income (Loss), before Reclassifications, before Tax	0	0
Amounts Reclassified Out Of Accumulated Other Comprehensive Income (Loss), before Tax	0	0
Unrealized holding gains (losses) on derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total other comprehensive income (loss), Tax	149,000,000	47,000,000
Other comprehensive income (loss)	(427,000,000)	(89,000,000)
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(423,000,000)	4,000,000	93,000,000
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(589,000,000)	(166,000,000)
Amounts Reclassified Out Of Accumulated Other Comprehensive Income (Loss), before Tax	13,000,000	30,000,000
Prior service credits (costs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: adjustment for amortization of prior service costs, Before Tax	(6,000,000)	(4,000,000)	(5,000,000)
Total other comprehensive income (loss), Tax	3,000,000	(3,000,000)
Other comprehensive income (loss)	(33,000,000)	18,000,000
Accumulated Other Comprehensive Income Loss Net Prior Service Cost Net Of Tax	(47,000,000)	(14,000,000)	(32,000,000)
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(42,000,000)	17,000,000
Amounts Reclassified Out Of Accumulated Other Comprehensive Income (Loss), before Tax	6,000,000	4,000,000
Actuarial gains (losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Less: adjustment for amortization of actuarial (gain) loss, Before Tax	(37,000,000)	(101,000,000)	(90,000,000)
Total other comprehensive income (loss), Tax	(6,000,000)	(306,000,000)
Other comprehensive income (loss)	(402,000,000)	520,000,000
Accumulated Other Comprehensive Income Loss Net Actuarial Gains Loss Net Of Tax	(1,004,000,000)	(602,000,000)	(1,122,000,000)
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(433,000,000)	725,000,000
Amounts Reclassified Out Of Accumulated Other Comprehensive Income (Loss), before Tax	37,000,000	101,000,000
Foreign Currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total other comprehensive income (loss), Tax	24,000,000	(7,000,000)
Other comprehensive income (loss)	(251,000,000)	38,000,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(345,000,000)	(94,000,000)	(132,000,000)
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(275,000,000)	45,000,000
Amounts Reclassified Out Of Accumulated Other Comprehensive Income (Loss), before Tax	$ 0	$ 0